Net income (loss) per common share (Tables)	12 Months Ended
Dec. 31, 2011
Computation of Net Income (Loss) Per Common Share ("EPS"), Basic and Diluted

(In thousands, except per share information)	2011	2010	2009
Net income (loss) from continuing operations	$151,325	$137,401	$(553,947)
Net loss from discontinued operations	-	-	(19,972)
Preferred stock dividends	(3,723)	(310)	(39,857)
Deemed dividend on preferred stock[1]	-	(191,667)	-
Preferred stock discount accretion	-	-	(4,515)
Favorable impact from exchange of shares of Series A
and B preferred stock for common stock, net of issuance
costs	-	-	230,388
Favorable impact from exchange of Series C preferred stock
for trust preferred securities	-	-	485,280
Net income (loss) applicable to common stock	$147,602	$(54,576)	$97,377
Average common shares outstanding	1,021,793,932	885,154,040	408,229,498
Average potential dilutive common shares	1,101,030	-	-
Average common shares outstanding - assuming dilution	1,022,894,962	885,154,040	408,229,498
Basic and diluted EPS from continuing operations	$0.14	$(0.06)	$0.29
Basic and diluted EPS from discontinued operations	-	-	(0.05)
Basic and dilutive EPS	$0.14	$(0.06)	$0.24